Stock-Based Compensation (Details) - Schedule of exercise prices and exercise periods, giving retroactive effect of combination - ¥ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Exercise Prices and Exercise Periods of the Share Options Outstanding [Abstract]
Number of share options, At the opening	3,253,565	3,253,565
Average exercise price per share option, At the opening	¥ 29.3156	¥ 29.3156
Number of share options, Granted during the period
Average exercise price per share option, Granted during the period
Number of share options, Forfeited during the period
Average exercise price per share option, Forfeited during the period
Number of share options, Exercised during the period
Average exercise price per share option, Exercised during the period
Number of share options, Expired during the period
Average exercise price per share option, Expired during the period
Number of share options, At the ending	3,253,565	3,253,565
Average exercise price per share option, At the ending	¥ 32.402	¥ 29.3156